Related parties 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related parties
13. Related parties
Working Capital Note
In order to access additional capital prior to the Enhanced Games, on March 18, 2026, Enhanced entered into a Working Capital Note with Apeiron Investment Group (“Apeiron”) for a line of credit commitment up to $20.0 million. The terms of the Working Capital Note provide for an applicable interest rate of 5.0% per annum and a maturity date of September 18, 2027. The Working Capital Note also provides for mandatory prepayment of amounts outstanding under the Working Capital Note upon Closing if (a) the Business Combination has been consummated and (b) if after A Paradise shareholder redemptions and the payment of transaction expenses, the amount remaining in the Trust Account exceeds $20.0 million; provided that such mandatory prepayment shall in no event exceed the amount by which such funds that remain in the Trust Account exceed $20.0 million. The Working Capital Note also provides that, in consideration for the commitment thereunder, the lock-up
restrictions applicable to Apeiron and its affiliates under the transaction support agreement entered into in connection with the Business Combination (the “Transaction Support Agreement”) shall, in the event Apeiron or its applicable affiliates has entered into any pledge, hedge, swap or other arrangement that transfers to another, or disposes of (either alone or in connection with one or more events or developments (including the satisfaction or waiver of any conditions precedent)), any of the interests (including economic consequences of ownership) with respect to any shares of Enhanced Group, cease to apply to such shares. During the second quarter of 2026, the Company borrowed an aggregate $11.8 million under the Working Capital Note. Following the Tranche 1 Closing of the Company’s private placement financing on June 17, 2026, the Company repaid all outstanding principal and accrued interest under the Working Capital Note using proceeds received from the Tranche 1 Closing of the private placement financing. As a result, no amounts remained outstanding as of June 30, 2026.
The Company recognized $79,760 of interest expense related to the Working Capital Note during the three and six months ended June 30, 2026.

The repayment and extinguishment of the Working Capital Note was accounted for as a debt extinguishment in accordance with ASC 470, Debt.
Simple Agreements for Future Equity Liabilities
The SAFEs issued to Apeiron were issued on the same terms as those issued to unrelated third-party investors in the same private placement. Pursuant to the Business Combination Agreement and related closing transactions, all outstanding SAFE instruments converted into equity upon consummation of the Business Combination on May 7, 2026.
Private Placement Financing Participation by Related Parties
On June 14, 2026, the Company entered into a Securities Purchase Agreement providing for the sale of Class A common stock and accompanying warrants in a private placement (the “PIPE”) in three tranches at $3.89 per share and warrant. Certain related parties participated as follows:
Apeiron subscribed for an aggregate of 5,141,388 shares and accompanying warrants across the Tranche 2 and Tranche 3 Closings, for aggregate consideration of $20.0 million. As of June 30, 2026, the Company had received a $8.5 million deposit representing partial funding for Tranche 2. See Note 10, Private Placement Financing, for additional information regarding the related subscription funding.
Maximilian Martin, the Company’s
Co-Founder,
Chief Executive Officer, and a director, subscribed for 1,285,347 shares and accompanying warrants in the Tranche 3 Closing, for aggregate consideration of $5.0 million.
As of June 30, 2026, Tranche 2 and 3 were not closed. Both parties subscribed on the same terms as unaffiliated investors in Tranche 1 of the PIPE.
Separately, in connection with the PIPE, the Company repaid in full the Working Capital Note dated March 18, 2026, issued in favor of Apeiron, using a portion of the Tranche 1 proceeds. For accounting treatment of the PIPE warrants, see Note 10, Private Placement Financing.

10. Related parties
During the third quarter of 2025, Dr. Aron D’Souza resigned from all positions including as our President and Founder, and Chairman of the Board of Directors. For the years ended 2025 and 2024, Dr. D’Souza incurred business and consulting expenses of approximately $393,945 and $1,033,811, respectively, on behalf of the Company while the Company was seeking SAFE and Series A and B funding and was subsequently reimbursed by the Company. In relation to these expenses and consulting services performed, as of December 31, 2025 and December 31, 2024, Dr. D’Souza was owed $0 and $224,756, respectively. These amounts are included within accounts payable and accrued expenses on the Company’s consolidated balance sheets.
During 2025, the Company reimbursed Apeiron Investment Group Limited and its affiliates (collectively, “Apeiron”) out of pocket costs, fees and expenses of $250,000 pertaining to additional acquisition of securities of the Company. Christian Angermayer a non-employee
Director of the Company, and Founder of Apeiron, is a significant owner of the Company through affiliated entities.